RENTALS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of operating lease cost

(millions)	2019
Operating lease cost*	$179.8
*Includes immaterial short-term and variable lease costs
Schedule of future maturity of operating lease liabilities

Future maturity of operating lease liabilities as of December 31, 2019 is as follows:

(millions)
2020	$ 139
2021	120
2022	89
2023	54
2024	33
Thereafter	96
Total lease payments	531
Less: imputed interest	63
Present value of lease liabilities	$ 468

Total rental expense under the Company’s operating leases was $172 million in 2018 and $196 million in 2017. As of December 31, 2018, identifiable future minimum payments with non-cancelable terms in excess of one year were:

(millions)
2019	$ 138
2020	113
2021	86
2022	59
2023	29
Thereafter	85
Total	$ 510

Schedule of operating leases term and discount rate

December 31
2019

Weighted-average remaining lease terms (years)	5.83

Weighted-average discount rate	4.00%

Schedule of other lease information

(millions)	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$159.0

Leased assets obtained in exchange for new operating lease liabilities	116.5

Schedule of operating lease revenue

(millions)	2019
Operating lease revenue*	$412.7

Schedule of revenue from operating leases for existing contracts

Revenue from operating leases for existing contracts as of December 31, 2019 is as follows:

(millions)
2020	$ 357
2021	273
2022	208
2023	134
2024	55
Thereafter	16
Total lease revenue	$ 1,043